Financial Risk Management - Summary of Derivative Positions (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Total net derivative financial instruments	R$ 1,409,102	R$ 0
Total net derivative financial instruments	232,234	64,956
Short Position CDI Floating Rate Swap Contract One [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative Asset Notional Amount	(2,576,890)	(2,664,001)
Derivative financial assets	(2,803,797)	(3,002,623)
Gain (Loss) on Derivative Financial Assets	(172,885)	(248,028)
Short Position CDI Floating Rate Swap Contract Two [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative Liability Notional Amount	1,409,102	0
Derivative financial liabilities	(22,234)	0
Gain (Loss) on Derivative Financial Liabilities	(16,778)	0
Long Position US Dollar Swap Contract One [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative Asset Notional Amount	2,576,890	2,664,001
Derivative financial assets	4,683,900	3,729,691
Gain (Loss) on Derivative Financial Assets	421,897	312,984
Fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial assets	1,846,777	725,572
Total net derivative financial instruments	R$ 1,857,869	R$ 727,068